GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance as of the beginning of the year	$ 633	$ 668
Exchange rate effect	80	(35)
Balance as of the end of the year	$ 713	$ 633